Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	BURNHAM INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2015